Stock-Based Compensation (Recognized Stock-Based Compensation Expense) (Details) - USD ($) $ in Millions		12 Months Ended
		May. 31, 2015	May. 25, 2014	May. 26, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense		$ 53.7	$ 38.7	$ 40.0
Stock options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense		20.9	19.3	16.3
Restricted stock/restricted stock units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense		2.0	0.9	2.1
Darden stock units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense		13.3	12.3	13.6
Performance stock units
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	[1]	14.5	2.5	4.7
Employee stock purchase plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense		1.3	1.8	1.8
Director compensation program/other
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense		$ 1.7	$ 1.9	$ 1.5

[1]	The increase for fiscal 2015 is primarily attributable to the workforce reduction efforts (see Note 7 - Workforce Reduction) and the impact of improved financial performance.